Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000012098
Shareholder Report [Line Items]
Fund Name	iShares Morningstar Growth ETF
Trading Symbol	ILCG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Morningstar Growth ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Growth ETF	$5	0.04%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund returned 33.36%.

  For the same period, the Morningstar US Market Index returned 30.96% and the Morningstar US Large-Mid Cap Broad Growth Index (Spliced) returned 33.41%.

What contributed to performance?

Semiconductor stocks were the largest contributors to the Fund's return during the reporting period, driven by robust demand for artificial intelligence ("AI"), cloud computing, and data center infrastructure. Makers of high-performance AI chips were standout performers, as their products became essential infrastructure for cloud providers and businesses adopting AI at scale. Technology hardware and equipment stocks also contributed, led by a consumer-focused technology company, which gained amid resilient consumer demand and growing services revenue, while specialized component makers benefited from surging AI data center buildout. In the consumer discretionary sector, an e-commerce and cloud services company benefited from continued growth in cloud computing demand, improving retail operating efficiency, and ongoing investment in AI infrastructure and services. Additionally, an electric vehicle manufacturer in the automobiles segment contributed due to improving investor sentiment toward autonomous driving technology and AI initiatives. Further, an interactive media and cloud services company in the communications sector advanced, supported by resilient digital advertising demand, expanding cloud revenue, and continued AI integration across its platforms.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	Morningstar US Market Index	Morningstar US Large-Mid Cap Broad Growth Index (Spliced)
May 16	$10,281	$10,183	$10,284
Jun 16	$10,091	$10,204	$10,095
Jul 16	$10,590	$10,605	$10,597
Aug 16	$10,495	$10,628	$10,504
Sep 16	$10,502	$10,638	$10,512
Oct 16	$10,252	$10,416	$10,264
Nov 16	$10,364	$10,856	$10,378
Dec 16	$10,463	$11,063	$10,479
Jan 17	$10,855	$11,284	$10,875
Feb 17	$11,268	$11,709	$11,292
Mar 17	$11,413	$11,717	$11,439
Apr 17	$11,815	$11,840	$11,845
May 17	$12,175	$11,979	$12,209
Jun 17	$12,097	$12,076	$12,133
Jul 17	$12,538	$12,310	$12,580
Aug 17	$12,656	$12,339	$12,700
Sep 17	$12,771	$12,623	$12,814
Oct 17	$13,210	$12,906	$13,278
Nov 17	$13,529	$13,301	$13,611
Dec 17	$13,666	$13,439	$13,743
Jan 18	$14,929	$14,164	$15,085
Feb 18	$14,583	$13,641	$14,751
Mar 18	$14,258	$13,356	$14,427
Apr 18	$14,446	$13,398	$14,619
May 18	$15,005	$13,763	$15,188
Jun 18	$15,249	$13,852	$15,438
Jul 18	$15,546	$14,325	$15,743
Aug 18	$16,187	$14,817	$16,397
Sep 18	$16,330	$14,851	$16,544
Oct 18	$14,871	$13,772	$15,074
Nov 18	$15,212	$14,059	$15,426
Dec 18	$13,951	$12,760	$14,147
Jan 19	$15,227	$13,851	$15,446
Feb 19	$15,707	$14,334	$15,936
Mar 19	$16,137	$14,558	$16,376
Apr 19	$16,788	$15,142	$17,041
May 19	$15,884	$14,177	$16,125
Jun 19	$16,941	$15,169	$17,203
Jul 19	$17,186	$15,398	$17,455
Aug 19	$17,094	$15,103	$17,365
Sep 19	$16,917	$15,363	$17,188
Oct 19	$17,247	$15,691	$17,527
Nov 19	$18,003	$16,285	$18,299
Dec 19	$18,620	$16,744	$18,931
Jan 20	$19,268	$16,749	$19,594
Feb 20	$18,156	$15,377	$18,466
Mar 20	$16,465	$13,300	$16,751
Apr 20	$18,978	$15,057	$19,311
May 20	$20,308	$15,866	$20,669
Jun 20	$20,832	$16,224	$21,208
Jul 20	$22,374	$17,158	$22,781
Aug 20	$24,860	$18,398	$25,320
Sep 20	$23,698	$17,722	$24,141
Oct 20	$22,681	$17,330	$23,109
Nov 20	$25,133	$19,405	$25,613
Dec 20	$25,788	$20,243	$26,287
Jan 21	$25,590	$20,124	$26,090
Feb 21	$25,667	$20,725	$26,173
Mar 21	$25,639	$21,460	$26,148
Apr 21	$27,506	$22,594	$28,054
May 21	$27,093	$22,679	$27,633
Jun 21	$28,809	$23,256	$29,385
Jul 21	$29,757	$23,696	$30,354
Aug 21	$30,923	$24,381	$31,542
Sep 21	$29,195	$23,263	$29,783
Oct 21	$31,664	$24,845	$32,302
Nov 21	$31,521	$24,499	$32,157
Dec 21	$32,032	$25,463	$32,677
Jan 22	$29,025	$23,953	$29,611
Feb 22	$27,951	$23,337	$28,516
Mar 22	$28,995	$24,107	$29,582
Apr 22	$25,144	$21,933	$25,653
May 22	$24,474	$21,884	$24,969
Jun 22	$22,390	$20,045	$22,845
Jul 22	$25,295	$21,925	$25,810
Aug 22	$23,996	$21,085	$24,484
Sep 22	$21,605	$19,127	$22,045
Oct 22	$22,615	$20,675	$23,076
Nov 22	$23,712	$21,798	$24,196
Dec 22	$21,869	$20,516	$22,316
Jan 23	$23,756	$21,919	$24,241
Feb 23	$23,466	$21,412	$23,945
Mar 23	$24,925	$22,033	$25,433
Apr 23	$25,157	$22,277	$25,671
May 23	$26,198	$22,377	$26,732
Jun 23	$28,073	$23,905	$28,647
Jul 23	$28,858	$24,741	$29,448
Aug 23	$28,569	$24,293	$29,155
Sep 23	$26,930	$23,143	$27,483
Oct 23	$26,470	$22,558	$27,014
Nov 23	$29,439	$24,679	$30,038
Dec 23	$30,672	$25,939	$31,298
Jan 24	$31,389	$26,275	$32,030
Feb 24	$33,639	$27,700	$34,328
Mar 24	$34,244	$28,595	$34,947
Apr 24	$32,793	$27,366	$33,467
May 24	$34,803	$28,658	$35,519
Jun 24	$36,961	$29,589	$37,723
Jul 24	$36,367	$30,058	$37,119
Aug 24	$37,146	$30,737	$37,916
Sep 24	$38,208	$31,383	$39,001
Oct 24	$38,116	$31,151	$38,909
Nov 24	$40,951	$33,164	$41,805
Dec 24	$40,788	$32,188	$41,638
Jan 25	$41,821	$33,196	$42,694
Feb 25	$40,267	$32,612	$41,109
Mar 25	$36,918	$30,697	$37,691
Apr 25	$37,708	$30,517	$38,498
May 25	$41,514	$32,465	$42,388
Jun 25	$44,217	$34,116	$45,149
Jul 25	$45,825	$34,889	$46,789
Aug 25	$45,706	$35,639	$46,668
Sep 25	$47,664	$36,878	$48,667
Oct 25	$48,939	$37,693	$49,971
Nov 25	$47,621	$37,782	$48,626
Dec 25	$47,574	$37,772	$48,579
Jan 26	$47,844	$38,337	$48,858
Feb 26	$46,200	$38,097	$47,180
Mar 26	$43,706	$36,193	$44,634
Apr 26	$50,288	$39,965	$51,361

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	33.36%	12.82%	17.53%
Morningstar US Market Index...
	30.96	12.08	14.86
Morningstar US Large-Mid Cap Broad Growth Index (Spliced)...
	33.41	12.86	17.78

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 2,921,618,133
Holdings Count | Holding	333
Advisory Fees Paid, Amount	$ 1,136,875
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$2,921,618,133
Number of Portfolio Holdings...
333
Net Investment Advisory Fees...
$1,136,875
Portfolio Turnover Rate...
27%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
49.4%
Communication Services...
14.2
Consumer Discretionary...
10.5
Industrials...
8.9
Financials...
6.1
Health Care...
5.3
Consumer Staples...
1.7
Real Estate...
1.5
Materials...
1.1
Utilities...
0.8
Energy...
0.5
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
15.1%
Apple, Inc...
6.4
Broadcom, Inc...
6.3
Amazon.com, Inc...
5.7
Alphabet, Inc., Class A...
5.0
Microsoft Corp...
4.5
Meta Platforms, Inc., Class A...
4.3
Alphabet, Inc., Class C, NVS...
4.3
Eli Lilly & Co...
2.4
Tesla, Inc...
1.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]
C000012101
Shareholder Report [Line Items]
Fund Name	iShares Morningstar Mid-Cap ETF
Trading Symbol	IMCB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Morningstar Mid-Cap ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Mid-Cap ETF	$5	0.04%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund returned 25.73%.

  For the same period, the Morningstar US Market Index returned 30.96% and the Morningstar US Mid Cap Index (Spliced) returned 25.71%.

What contributed to performance?

Mid-cap stocks in the information technology sector contributed the most to the Fund’s performance during the reporting period. Technology hardware and storage companies advanced on improving cloud and artificial intelligence (“AI”)-related infrastructure trends, reflecting continued growth in enterprise storage, networking, and data center spending. Semiconductor and semiconductor equipment stocks also gained on sustained AI-driven infrastructure investment, supporting demand for analog chips, networking semiconductors, and semiconductor testing solutions. In the industrials sector, investment in power infrastructure and electrification, together with continued data center expansion, supported growth in infrastructure such as cooling for AI data centers, alongside strength in engineering and energy-related end markets. Energy companies advanced on steady U.S. oil production growth and resilient demand, while oil prices strengthened late in the reporting period amid renewed geopolitical tensions in the Middle East that heightened supply concerns.

What detracted from performance?

During the reporting period, software stocks detracted from the Fund’s performance due to concerns around the potential disruption to traditional software model from generative AI.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	Morningstar US Market Index	Morningstar US Mid Cap Index (Spliced)
May 16	$10,236	$10,183	$10,239
Jun 16	$10,261	$10,204	$10,266
Jul 16	$10,769	$10,605	$10,776
Aug 16	$10,716	$10,628	$10,726
Sep 16	$10,658	$10,638	$10,669
Oct 16	$10,299	$10,416	$10,311
Nov 16	$10,791	$10,856	$10,806
Dec 16	$10,933	$11,063	$10,953
Jan 17	$11,187	$11,284	$11,210
Feb 17	$11,634	$11,709	$11,661
Mar 17	$11,614	$11,717	$11,643
Apr 17	$11,706	$11,840	$11,737
May 17	$11,781	$11,979	$11,814
Jun 17	$11,797	$12,076	$11,833
Jul 17	$11,951	$12,310	$11,991
Aug 17	$11,889	$12,339	$11,930
Sep 17	$12,264	$12,623	$12,308
Oct 17	$12,470	$12,906	$12,518
Nov 17	$12,933	$13,301	$12,986
Dec 17	$13,074	$13,439	$13,130
Jan 18	$13,508	$14,164	$13,571
Feb 18	$12,886	$13,641	$12,947
Mar 18	$12,799	$13,356	$12,863
Apr 18	$12,728	$13,398	$12,794
May 18	$12,921	$13,763	$12,991
Jun 18	$12,998	$13,852	$13,072
Jul 18	$13,433	$14,325	$13,512
Aug 18	$13,608	$14,817	$13,692
Sep 18	$13,508	$14,851	$13,593
Oct 18	$12,473	$13,772	$12,552
Nov 18	$12,914	$14,059	$12,999
Dec 18	$11,582	$12,760	$11,659
Jan 19	$12,872	$13,851	$12,963
Feb 19	$13,415	$14,334	$13,513
Mar 19	$13,508	$14,558	$13,609
Apr 19	$14,101	$15,142	$14,212
May 19	$13,091	$14,177	$13,195
Jun 19	$13,988	$15,169	$14,105
Jul 19	$14,221	$15,398	$14,342
Aug 19	$13,901	$15,103	$14,023
Sep 19	$14,305	$15,363	$14,433
Oct 19	$14,546	$15,691	$14,680
Nov 19	$14,941	$16,285	$15,081
Dec 19	$15,235	$16,744	$15,381
Jan 20	$15,157	$16,749	$15,306
Feb 20	$13,757	$15,377	$13,896
Mar 20	$11,173	$13,300	$11,288
Apr 20	$12,551	$15,057	$12,681
May 20	$13,330	$15,866	$13,470
Jun 20	$13,484	$16,224	$13,629
Jul 20	$14,359	$17,158	$14,518
Aug 20	$14,932	$18,398	$15,100
Sep 20	$14,702	$17,722	$14,870
Oct 20	$14,582	$17,330	$14,751
Nov 20	$16,548	$19,405	$16,744
Dec 20	$17,253	$20,243	$17,462
Jan 21	$17,020	$20,124	$17,229
Feb 21	$17,821	$20,725	$18,043
Mar 21	$18,506	$21,460	$18,742
Apr 21	$19,422	$22,594	$19,673
May 21	$19,608	$22,679	$19,860
Jun 21	$19,831	$23,256	$20,085
Jul 21	$19,982	$23,696	$20,239
Aug 21	$20,523	$24,381	$20,790
Sep 21	$19,733	$23,263	$19,989
Oct 21	$20,965	$24,845	$21,239
Nov 21	$20,336	$24,499	$20,600
Dec 21	$21,181	$25,463	$21,460
Jan 22	$19,778	$23,953	$20,038
Feb 22	$19,655	$23,337	$19,913
Mar 22	$20,095	$24,107	$20,359
Apr 22	$18,646	$21,933	$18,892
May 22	$18,721	$21,884	$18,968
Jun 22	$16,896	$20,045	$17,117
Jul 22	$18,489	$21,925	$18,729
Aug 22	$17,925	$21,085	$18,158
Sep 22	$16,241	$19,127	$16,452
Oct 22	$17,608	$20,675	$17,838
Nov 22	$18,766	$21,798	$19,010
Dec 22	$17,782	$20,516	$18,014
Jan 23	$19,276	$21,919	$19,527
Feb 23	$18,750	$21,412	$18,993
Mar 23	$18,438	$22,033	$18,677
Apr 23	$18,290	$22,277	$18,526
May 23	$17,823	$22,377	$18,053
Jun 23	$19,297	$23,905	$19,548
Jul 23	$19,993	$24,741	$20,255
Aug 23	$19,272	$24,293	$19,524
Sep 23	$18,315	$23,143	$18,557
Oct 23	$17,453	$22,558	$17,683
Nov 23	$19,249	$24,679	$19,504
Dec 23	$20,665	$25,939	$20,939
Jan 24	$20,415	$26,275	$20,684
Feb 24	$21,552	$27,700	$21,835
Mar 24	$22,501	$28,595	$22,796
Apr 24	$21,358	$27,366	$21,640
May 24	$21,870	$28,658	$22,158
Jun 24	$21,751	$29,589	$22,038
Jul 24	$22,607	$30,058	$22,904
Aug 24	$23,148	$30,737	$23,454
Sep 24	$23,671	$31,383	$23,984
Oct 24	$23,504	$31,151	$23,818
Nov 24	$25,544	$33,164	$25,884
Dec 24	$23,823	$32,188	$24,140
Jan 25	$24,793	$33,196	$25,123
Feb 25	$24,305	$32,612	$24,634
Mar 25	$23,218	$30,697	$23,533
Apr 25	$22,896	$30,517	$23,207
May 25	$24,178	$32,465	$24,507
Jun 25	$25,054	$34,116	$25,397
Jul 25	$25,464	$34,889	$25,811
Aug 25	$25,977	$35,639	$26,325
Sep 25	$26,236	$36,878	$26,585
Oct 25	$26,078	$37,693	$26,426
Nov 25	$26,247	$37,782	$26,595
Dec 25	$26,234	$37,772	$26,583
Jan 26	$27,033	$38,337	$27,394
Feb 26	$28,082	$38,097	$28,455
Mar 26	$26,554	$36,193	$26,907
Apr 26	$28,788	$39,965	$29,173

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	25.73%	8.19%	11.15%
Morningstar US Market Index...
	30.96	12.08	14.86
Morningstar US Mid Cap Index (Spliced)...
	25.71	8.20	11.30

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 1,551,674,932
Holdings Count | Holding	408
Advisory Fees Paid, Amount	$ 513,621
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,551,674,932
Number of Portfolio Holdings...
408
Net Investment Advisory Fees...
$513,621
Portfolio Turnover Rate...
29%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
19.9%
Information Technology...
17.4
Financials...
13.3
Consumer Discretionary...
8.8
Health Care...
8.1
Energy...
7.4
Utilities...
6.5
Materials...
6.0
Consumer Staples...
5.4
Real Estate...
4.6
Communication Services...
2.6
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Sandisk Corp...
1.1%
Seagate Technology Holdings plc...
1.1
Western Digital Corp...
1.0
Marvell Technology, Inc...
1.0
Corning, Inc...
0.9
Vertiv Holdings Co., Class A...
0.9
Newmont Corp...
0.8
Quanta Services, Inc...
0.7
Howmet Aerospace, Inc...
0.7
Williams Cos., Inc. (The)...
0.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]
C000012193
Shareholder Report [Line Items]
Fund Name	iShares Morningstar Mid-Cap Growth ETF
Trading Symbol	IMCG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Morningstar Mid-Cap Growth ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Mid-Cap Growth ETF	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund returned 23.35%.

  For the same period, the Morningstar US Market Index returned 30.96% and the Morningstar US Mid Cap Broad Growth Index (Spliced) returned 23.36%.

What contributed to performance?

Mid-cap growth stocks in the information technology sector contributed the most to the Fund’s performance during the reporting period. Technology hardware and equipment companies benefited from growing artificial intelligence (“AI”)-related data center investment, rising demand for high-capacity storage, and increased spending on networking and optical connectivity infrastructure. Semiconductor and semiconductor equipment stocks also gained on sustained AI-driven infrastructure investment, driving demand for analog and power management chips, networking semiconductors, and semiconductor testing solutions. In the industrials sector, investment in power infrastructure, electrification, and data center expansion supported demand across electrical systems, cooling, and energy-efficient infrastructure, while continued strength in aerospace and defense end markets also contributed to performance.

What detracted from performance?

During the reporting period, software stocks detracted from the Fund’s performance due to concerns around the potential disruption to traditional software models from generative AI.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	Morningstar US Market Index	Morningstar US Mid Cap Broad Growth Index (Spliced)
May 16	$10,228	$10,183	$10,231
Jun 16	$10,187	$10,204	$10,192
Jul 16	$10,655	$10,605	$10,663
Aug 16	$10,570	$10,628	$10,581
Sep 16	$10,595	$10,638	$10,609
Oct 16	$10,186	$10,416	$10,200
Nov 16	$10,588	$10,856	$10,600
Dec 16	$10,589	$11,063	$10,603
Jan 17	$10,993	$11,284	$11,008
Feb 17	$11,312	$11,709	$11,330
Mar 17	$11,379	$11,717	$11,399
Apr 17	$11,606	$11,840	$11,630
May 17	$11,837	$11,979	$11,862
Jun 17	$11,966	$12,076	$11,995
Jul 17	$12,200	$12,310	$12,233
Aug 17	$12,247	$12,339	$12,282
Sep 17	$12,461	$12,623	$12,499
Oct 17	$12,806	$12,906	$12,849
Nov 17	$13,235	$13,301	$13,281
Dec 17	$13,275	$13,439	$13,325
Jan 18	$14,047	$14,164	$14,103
Feb 18	$13,660	$13,641	$13,717
Mar 18	$13,712	$13,356	$13,773
Apr 18	$13,633	$13,398	$13,696
May 18	$14,183	$13,763	$14,252
Jun 18	$14,385	$13,852	$14,458
Jul 18	$14,620	$14,325	$14,698
Aug 18	$15,587	$14,817	$15,673
Sep 18	$15,506	$14,851	$15,595
Oct 18	$13,790	$13,772	$13,867
Nov 18	$14,083	$14,059	$14,165
Dec 18	$12,826	$12,760	$12,903
Jan 19	$14,268	$13,851	$14,359
Feb 19	$15,211	$14,334	$15,313
Mar 19	$15,510	$14,558	$15,617
Apr 19	$16,091	$15,142	$16,206
May 19	$15,479	$14,177	$15,593
Jun 19	$16,593	$15,169	$16,720
Jul 19	$16,844	$15,398	$16,976
Aug 19	$16,357	$15,103	$16,489
Sep 19	$16,071	$15,363	$16,204
Oct 19	$16,258	$15,691	$16,396
Nov 19	$17,155	$16,285	$17,304
Dec 19	$17,394	$16,744	$17,550
Jan 20	$17,699	$16,749	$17,862
Feb 20	$16,617	$15,377	$16,773
Mar 20	$14,427	$13,300	$14,566
Apr 20	$16,781	$15,057	$16,944
May 20	$18,762	$15,866	$18,948
Jun 20	$19,416	$16,224	$19,615
Jul 20	$20,855	$17,158	$21,091
Aug 20	$21,566	$18,398	$21,815
Sep 20	$21,238	$17,722	$21,489
Oct 20	$21,315	$17,330	$21,573
Nov 20	$24,161	$19,405	$24,460
Dec 20	$25,334	$20,243	$25,653
Jan 21	$25,270	$20,124	$25,594
Feb 21	$25,683	$20,725	$26,018
Mar 21	$24,999	$21,460	$25,331
Apr 21	$26,431	$22,594	$26,782
May 21	$26,193	$22,679	$26,545
Jun 21	$27,419	$23,256	$27,786
Jul 21	$27,976	$23,696	$28,354
Aug 21	$28,827	$24,381	$29,222
Sep 21	$27,426	$23,263	$27,801
Oct 21	$29,553	$24,845	$29,959
Nov 21	$28,573	$24,499	$28,963
Dec 21	$29,232	$25,463	$29,633
Jan 22	$25,840	$23,953	$26,195
Feb 22	$25,441	$23,337	$25,791
Mar 22	$25,687	$24,107	$26,042
Apr 22	$23,111	$21,933	$23,430
May 22	$22,628	$21,884	$22,941
Jun 22	$20,788	$20,045	$21,077
Jul 22	$23,116	$21,925	$23,437
Aug 22	$22,258	$21,085	$22,565
Sep 22	$20,196	$19,127	$20,476
Oct 22	$21,565	$20,675	$21,863
Nov 22	$22,978	$21,798	$23,297
Dec 22	$21,675	$20,516	$21,977
Jan 23	$23,639	$21,919	$23,969
Feb 23	$23,185	$21,412	$23,508
Mar 23	$23,209	$22,033	$23,533
Apr 23	$22,766	$22,277	$23,083
May 23	$22,800	$22,377	$23,116
Jun 23	$24,629	$23,905	$24,973
Jul 23	$25,425	$24,741	$25,781
Aug 23	$24,539	$24,293	$24,883
Sep 23	$23,144	$23,143	$23,469
Oct 23	$21,859	$22,558	$22,166
Nov 23	$24,299	$24,679	$24,642
Dec 23	$26,187	$25,939	$26,556
Jan 24	$25,977	$26,275	$26,345
Feb 24	$27,904	$27,700	$28,302
Mar 24	$28,761	$28,595	$29,172
Apr 24	$27,056	$27,366	$27,443
May 24	$27,482	$28,658	$27,873
Jun 24	$27,633	$29,589	$28,028
Jul 24	$28,270	$30,058	$28,671
Aug 24	$28,960	$30,737	$29,375
Sep 24	$29,807	$31,383	$30,236
Oct 24	$29,709	$31,151	$30,138
Nov 24	$32,862	$33,164	$33,340
Dec 24	$30,898	$32,188	$31,348
Jan 25	$32,512	$33,196	$32,988
Feb 25	$31,284	$32,612	$31,744
Mar 25	$29,287	$30,697	$29,719
Apr 25	$29,498	$30,517	$29,936
May 25	$31,686	$32,465	$32,158
Jun 25	$32,980	$34,116	$33,473
Jul 25	$33,571	$34,889	$34,072
Aug 25	$33,704	$35,639	$34,205
Sep 25	$34,042	$36,878	$34,548
Oct 25	$33,894	$37,693	$34,397
Nov 25	$33,421	$37,782	$33,917
Dec 25	$32,982	$37,772	$33,472
Jan 26	$33,808	$38,337	$34,310
Feb 26	$34,822	$38,097	$35,342
Mar 26	$32,565	$36,193	$33,052
Apr 26	$36,384	$39,965	$36,930

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	23.35%	6.60%	13.79%
Morningstar US Market Index...
	30.96	12.08	14.86
Morningstar US Mid Cap Broad Growth Index (Spliced)...
	23.36	6.64	13.96

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 3,488,744,946
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 1,819,667
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$3,488,744,946
Number of Portfolio Holdings...
274
Net Investment Advisory Fees...
$1,819,667
Portfolio Turnover Rate...
45%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
28.4%
Industrials...
27.7
Financials...
9.7
Consumer Discretionary...
9.5
Health Care...
7.4
Materials...
4.7
Real Estate...
3.5
Utilities...
2.7
Communication Services...
2.7
Energy...
2.1
Consumer Staples...
1.6
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Sandisk Corp...
2.2%
Seagate Technology Holdings plc...
2.2
Marvell Technology, Inc...
2.1
Corning, Inc...
1.8
Vertiv Holdings Co., Class A...
1.8
Quanta Services, Inc...
1.5
Howmet Aerospace, Inc...
1.4
Western Digital Corp...
1.3
Johnson Controls International plc...
1.3
Ciena Corp...
1.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]
C000012197
Shareholder Report [Line Items]
Fund Name	iShares Morningstar Small-Cap Growth ETF
Trading Symbol	ISCG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Morningstar Small-Cap Growth ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Small-Cap Growth ETF	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund returned 36.22%.

  For the same period, the Morningstar US Market Index returned 30.96% and the Morningstar US Small Cap Broad Growth Extended Index (Spliced) returned 36.24%.

What contributed to performance?

During the reporting period, small-cap industrials stocks contributed the most to the Fund’s performance. Aerospace and defense companies advanced on strong commercial aerospace demand, increased defense spending, and continued investment in space and next-generation flight technologies. Meanwhile, electrical equipment and building products companies gained amid continued investment in power grid modernization, electrification, communications infrastructure, and data center development. In the information technology sector, technology hardware, storage, and peripherals companies advanced as accelerating artificial intelligence (“AI”)-related infrastructure investment and growing data center network demand supported spending on optical connectivity, networking, and data center infrastructure solutions. Semiconductor stocks advanced on continued AI-related investment and improving demand trends. Biotechnology companies in the healthcare sector were encouraged by positive clinical trial results and increased merger-and-acquisition activity.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	Morningstar US Market Index	Morningstar US Small Cap Broad Growth Extended Index (Spliced)
May 16	$10,306	$10,183	$10,309
Jun 16	$10,331	$10,204	$10,336
Jul 16	$10,976	$10,605	$10,981
Aug 16	$11,019	$10,628	$11,027
Sep 16	$11,059	$10,638	$11,067
Oct 16	$10,384	$10,416	$10,393
Nov 16	$11,141	$10,856	$11,152
Dec 16	$11,216	$11,063	$11,229
Jan 17	$11,527	$11,284	$11,542
Feb 17	$11,783	$11,709	$11,800
Mar 17	$11,858	$11,717	$11,876
Apr 17	$12,010	$11,840	$12,031
May 17	$12,169	$11,979	$12,192
Jun 17	$12,509	$12,076	$12,535
Jul 17	$12,671	$12,310	$12,700
Aug 17	$12,657	$12,339	$12,689
Sep 17	$13,178	$12,623	$13,212
Oct 17	$13,590	$12,906	$13,629
Nov 17	$13,884	$13,301	$13,927
Dec 17	$13,850	$13,439	$13,898
Jan 18	$14,405	$14,164	$14,453
Feb 18	$14,027	$13,641	$14,072
Mar 18	$14,327	$13,356	$14,372
Apr 18	$14,262	$13,398	$14,312
May 18	$15,230	$13,763	$15,287
Jun 18	$15,445	$13,852	$15,506
Jul 18	$15,588	$14,325	$15,652
Aug 18	$16,834	$14,817	$16,907
Sep 18	$16,612	$14,851	$16,686
Oct 18	$14,496	$13,772	$14,562
Nov 18	$14,699	$14,059	$14,769
Dec 18	$13,047	$12,760	$13,109
Jan 19	$14,702	$13,851	$14,775
Feb 19	$15,616	$14,334	$15,695
Mar 19	$15,574	$14,558	$15,656
Apr 19	$16,023	$15,142	$16,111
May 19	$14,891	$14,177	$14,975
Jun 19	$15,952	$15,169	$16,043
Jul 19	$16,282	$15,398	$16,376
Aug 19	$15,736	$15,103	$15,828
Sep 19	$15,239	$15,363	$15,330
Oct 19	$15,601	$15,691	$15,694
Nov 19	$16,540	$16,285	$16,642
Dec 19	$16,624	$16,744	$16,727
Jan 20	$16,596	$16,749	$16,704
Feb 20	$15,576	$15,377	$15,680
Mar 20	$13,049	$13,300	$13,140
Apr 20	$15,011	$15,057	$15,111
May 20	$16,637	$15,866	$16,747
Jun 20	$17,335	$16,224	$17,454
Jul 20	$18,246	$17,158	$18,367
Aug 20	$18,946	$18,398	$19,075
Sep 20	$18,605	$17,722	$18,737
Oct 20	$19,126	$17,330	$19,267
Nov 20	$21,722	$19,405	$21,884
Dec 20	$23,820	$20,243	$24,006
Jan 21	$24,891	$20,124	$25,086
Feb 21	$24,937	$20,725	$25,137
Mar 21	$23,547	$21,460	$23,729
Apr 21	$24,297	$22,594	$24,484
May 21	$23,680	$22,679	$23,869
Jun 21	$24,429	$23,256	$24,627
Jul 21	$23,740	$23,696	$23,934
Aug 21	$24,254	$24,381	$24,457
Sep 21	$23,258	$23,263	$23,456
Oct 21	$24,467	$24,845	$24,672
Nov 21	$23,116	$24,499	$23,309
Dec 21	$23,506	$25,463	$23,706
Jan 22	$20,640	$23,953	$20,813
Feb 22	$20,621	$23,337	$20,793
Mar 22	$20,943	$24,107	$21,114
Apr 22	$18,622	$21,933	$18,771
May 22	$18,158	$21,884	$18,301
Jun 22	$16,784	$20,045	$16,921
Jul 22	$18,622	$21,925	$18,773
Aug 22	$18,184	$21,085	$18,324
Sep 22	$16,508	$19,127	$16,634
Oct 22	$17,871	$20,675	$18,006
Nov 22	$18,307	$21,798	$18,444
Dec 22	$17,241	$20,516	$17,366
Jan 23	$19,175	$21,919	$19,304
Feb 23	$18,961	$21,412	$19,085
Mar 23	$18,670	$22,033	$18,787
Apr 23	$18,351	$22,277	$18,464
May 23	$18,435	$22,377	$18,545
Jun 23	$19,899	$23,905	$20,020
Jul 23	$20,800	$24,741	$20,926
Aug 23	$19,920	$24,293	$20,037
Sep 23	$18,611	$23,143	$18,716
Oct 23	$17,328	$22,558	$17,423
Nov 23	$19,042	$24,679	$19,144
Dec 23	$21,180	$25,939	$21,292
Jan 24	$20,521	$26,275	$20,626
Feb 24	$21,907	$27,700	$22,019
Mar 24	$22,501	$28,595	$22,615
Apr 24	$21,025	$27,366	$21,133
May 24	$21,968	$28,658	$22,082
Jun 24	$21,969	$29,589	$22,083
Jul 24	$23,282	$30,058	$23,401
Aug 24	$23,318	$30,737	$23,436
Sep 24	$23,724	$31,383	$23,842
Oct 24	$23,546	$31,151	$23,662
Nov 24	$26,027	$33,164	$26,155
Dec 24	$24,026	$32,188	$24,142
Jan 25	$24,983	$33,196	$25,106
Feb 25	$23,546	$32,612	$23,658
Mar 25	$21,921	$30,697	$22,025
Apr 25	$21,775	$30,517	$21,878
May 25	$23,062	$32,465	$23,172
Jun 25	$24,247	$34,116	$24,366
Jul 25	$24,831	$34,889	$24,955
Aug 25	$25,844	$35,639	$25,971
Sep 25	$26,510	$36,878	$26,641
Oct 25	$27,072	$37,693	$27,204
Nov 25	$27,254	$37,782	$27,386
Dec 25	$27,171	$37,772	$27,309
Jan 26	$28,082	$38,337	$28,222
Feb 26	$28,704	$38,097	$28,843
Mar 26	$26,915	$36,193	$27,045
Apr 26	$29,662	$39,965	$29,806

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	36.22%	4.07%	11.49%
Morningstar US Market Index...
	30.96	12.08	14.86
Morningstar US Small Cap Broad Growth Extended Index (Spliced)...
	36.24	4.01	11.54

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 947,253,588
Holdings Count | Holding	958
Advisory Fees Paid, Amount	$ 467,148
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$947,253,588
Number of Portfolio Holdings...
958
Net Investment Advisory Fees...
$467,148
Portfolio Turnover Rate...
43%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
26.7%
Information Technology...
20.7
Health Care...
15.3
Financials...
10.1
Consumer Discretionary...
9.6
Real Estate...
5.0
Materials...
3.9
Communication Services...
2.9
Energy...
2.6
Consumer Staples...
2.2
Utilities...
1.0
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Lumentum Holdings, Inc...
2.1%
ATI, Inc...
0.7
ITT, Inc...
0.6
RBC Bearings, Inc...
0.6
Revolution Medicines, Inc...
0.6
MACOM Technology Solutions Holdings, Inc...
0.6
API Group Corp...
0.6
Lattice Semiconductor Corp...
0.6
Clean Harbors, Inc...
0.5
Sterling Infrastructure, Inc...
0.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]
C000012198
Shareholder Report [Line Items]
Fund Name	iShares Morningstar Small-Cap Value ETF
Trading Symbol	ISCV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Morningstar Small-Cap Value ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Small-Cap Value ETF	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund returned 34.10%.

  For the same period, the Morningstar US Market Index returned 30.96% and the Morningstar US Small Cap Broad Value Extended Index (Spliced) returned 34.07%.

What contributed to performance?

During the reporting period, small-cap value financials stocks were the largest contributors to the Fund’s performance. Regional banks were supported by resilient credit conditions, stabilizing deposit trends, and improving investor sentiment toward the banking sector. Financial services firms also advanced, benefiting from healthy underwriting conditions, steady capital markets activity, and improving demand for advisory and wealth management services. Industrials stocks benefited from U.S. reshoring initiatives, infrastructure-related spending, and strong demand across aerospace and defense markets. Capital goods, electrical equipment, and transportation-related companies gained due to increased investment in manufacturing capacity, supply chain modernization, and data center infrastructure build-outs. The energy sector gained as oil prices rose sharply due to Middle East tensions and supply concerns at the Strait of Hormuz.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	Morningstar US Market Index	Morningstar US Small Cap Broad Value Extended Index (Spliced)
May 16	$10,072	$10,183	$10,074
Jun 16	$10,008	$10,204	$10,009
Jul 16	$10,477	$10,605	$10,486
Aug 16	$10,664	$10,628	$10,677
Sep 16	$10,765	$10,638	$10,775
Oct 16	$10,405	$10,416	$10,415
Nov 16	$11,681	$10,856	$11,696
Dec 16	$11,929	$11,063	$11,947
Jan 17	$12,086	$11,284	$12,106
Feb 17	$12,269	$11,709	$12,293
Mar 17	$12,094	$11,717	$12,121
Apr 17	$12,058	$11,840	$12,084
May 17	$11,538	$11,979	$11,566
Jun 17	$11,854	$12,076	$11,885
Jul 17	$11,995	$12,310	$12,027
Aug 17	$11,729	$12,339	$11,765
Sep 17	$12,409	$12,623	$12,450
Oct 17	$12,398	$12,906	$12,444
Nov 17	$12,798	$13,301	$12,850
Dec 17	$12,893	$13,439	$12,950
Jan 18	$13,037	$14,164	$13,099
Feb 18	$12,195	$13,641	$12,251
Mar 18	$12,220	$13,356	$12,279
Apr 18	$12,326	$13,398	$12,391
May 18	$12,946	$13,763	$13,017
Jun 18	$13,045	$13,852	$13,120
Jul 18	$13,306	$14,325	$13,386
Aug 18	$13,572	$14,817	$13,658
Sep 18	$13,279	$14,851	$13,364
Oct 18	$12,092	$13,772	$12,171
Nov 18	$12,262	$14,059	$12,345
Dec 18	$10,727	$12,760	$10,799
Jan 19	$12,067	$13,851	$12,153
Feb 19	$12,431	$14,334	$12,524
Mar 19	$12,056	$14,558	$12,146
Apr 19	$12,552	$15,142	$12,651
May 19	$11,360	$14,177	$11,451
Jun 19	$12,073	$15,169	$12,173
Jul 19	$12,121	$15,398	$12,226
Aug 19	$11,256	$15,103	$11,366
Sep 19	$11,837	$15,363	$11,958
Oct 19	$12,043	$15,691	$12,167
Nov 19	$12,401	$16,285	$12,532
Dec 19	$12,816	$16,744	$12,955
Jan 20	$12,230	$16,749	$12,365
Feb 20	$10,944	$15,377	$11,070
Mar 20	$7,726	$13,300	$7,815
Apr 20	$8,905	$15,057	$9,010
May 20	$9,285	$15,866	$9,395
Jun 20	$9,402	$16,224	$9,522
Jul 20	$9,584	$17,158	$9,708
Aug 20	$10,088	$18,398	$10,222
Sep 20	$9,676	$17,722	$9,808
Oct 20	$10,021	$17,330	$10,160
Nov 20	$12,059	$19,405	$12,230
Dec 20	$12,901	$20,243	$13,086
Jan 21	$13,116	$20,124	$13,306
Feb 21	$14,589	$20,725	$14,804
Mar 21	$15,498	$21,460	$15,728
Apr 21	$16,110	$22,594	$16,340
May 21	$16,599	$22,679	$16,844
Jun 21	$16,289	$23,256	$16,522
Jul 21	$15,777	$23,696	$15,996
Aug 21	$16,103	$24,381	$16,332
Sep 21	$15,824	$23,263	$16,053
Oct 21	$16,370	$24,845	$16,605
Nov 21	$15,889	$24,499	$16,118
Dec 21	$16,663	$25,463	$16,907
Jan 22	$16,006	$23,953	$16,242
Feb 22	$16,303	$23,337	$16,542
Mar 22	$16,530	$24,107	$16,775
Apr 22	$15,434	$21,933	$15,666
May 22	$15,820	$21,884	$16,057
Jun 22	$14,230	$20,045	$14,442
Jul 22	$15,612	$21,925	$15,844
Aug 22	$15,086	$21,085	$15,308
Sep 22	$13,516	$19,127	$13,716
Oct 22	$15,259	$20,675	$15,488
Nov 22	$15,965	$21,798	$16,206
Dec 22	$14,914	$20,516	$15,140
Jan 23	$16,531	$21,919	$16,777
Feb 23	$16,123	$21,412	$16,359
Mar 23	$15,038	$22,033	$15,249
Apr 23	$14,787	$22,277	$14,993
May 23	$14,281	$22,377	$14,478
Jun 23	$15,637	$23,905	$15,853
Jul 23	$16,748	$24,741	$16,979
Aug 23	$15,953	$24,293	$16,170
Sep 23	$15,113	$23,143	$15,319
Oct 23	$14,178	$22,558	$14,370
Nov 23	$15,525	$24,679	$15,733
Dec 23	$17,367	$25,939	$17,603
Jan 24	$16,677	$26,275	$16,903
Feb 24	$17,124	$27,700	$17,356
Mar 24	$18,041	$28,595	$18,290
Apr 24	$16,835	$27,366	$17,069
May 24	$17,609	$28,658	$17,856
Jun 24	$17,166	$29,589	$17,409
Jul 24	$18,863	$30,058	$19,134
Aug 24	$18,693	$30,737	$18,961
Sep 24	$18,907	$31,383	$19,179
Oct 24	$18,735	$31,151	$19,006
Nov 24	$20,546	$33,164	$20,843
Dec 24	$18,961	$32,188	$19,236
Jan 25	$19,564	$33,196	$19,850
Feb 25	$18,882	$32,612	$19,158
Mar 25	$17,833	$30,697	$18,095
Apr 25	$17,050	$30,517	$17,297
May 25	$17,867	$32,465	$18,127
Jun 25	$18,576	$34,116	$18,848
Jul 25	$18,871	$34,889	$19,147
Aug 25	$20,176	$35,639	$20,465
Sep 25	$20,248	$36,878	$20,536
Oct 25	$20,148	$37,693	$20,434
Nov 25	$20,797	$37,782	$21,092
Dec 25	$20,953	$37,772	$21,252
Jan 26	$21,941	$38,337	$22,253
Feb 26	$22,363	$38,097	$22,678
Mar 26	$21,340	$36,193	$21,642
Apr 26	$22,865	$39,965	$23,190

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	34.10%	7.25%	8.62%
Morningstar US Market Index...
	30.96	12.08	14.86
Morningstar US Small Cap Broad Value Extended Index (Spliced)...
	34.07	7.25	8.78

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 650,956,857
Holdings Count | Holding	1,078
Advisory Fees Paid, Amount	$ 327,217
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$650,956,857
Number of Portfolio Holdings...
1,078
Net Investment Advisory Fees...
$327,217
Portfolio Turnover Rate...
43%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
23.6%
Industrials...
13.1
Consumer Discretionary...
12.8
Health Care...
10.9
Real Estate...
9.1
Materials...
7.1
Energy...
7.0
Information Technology...
6.3
Consumer Staples...
3.9
Utilities...
3.9
Communication Services...
2.3
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
CF Industries Holdings, Inc...
0.6%
Ovintiv, Inc...
0.6
TD SYNNEX Corp...
0.6
Viatris, Inc...
0.6
Alcoa Corp...
0.5
Annaly Capital Management, Inc...
0.5
Moderna, Inc...
0.5
Everest Group Ltd...
0.5
Host Hotels & Resorts, Inc...
0.5
APA Corp...
0.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]
C000012079
Shareholder Report [Line Items]
Fund Name	iShares Select U.S. REIT ETF
Trading Symbol	ICF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Select U.S. REIT ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Select U.S. REIT ETF	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund returned 14.13%.

  For the same period, the S&P Total Market Index returned 31.37% and the Cohen & Steers Realty Majors Index returned 14.51%.

What contributed to performance?

During the reporting period, healthcare real estate investment trusts (“REITs”) contributed the most to the Fund’s return, driven by strong demand for senior housing, as aging demographics and limited new supply boosted occupancy and rental income. Data center REITs benefited as accelerating artificial intelligence and cloud computing demand increased the need for data center capacity. Industrial REITs also supported performance, particularly those that own, develop, and manage warehouses, helped by higher rental income, e-commerce growth, and improving leasing activity.

What detracted from performance?

Telecom towers REITs were the largest detractors from the Fund’s return during the reporting period, as reduced capital spending by major wireless carriers tempered leasing activity and slowed revenue growth. Residential REITs also detracted. Although the U.S. Federal Reserve cut policy rates during the reporting period, borrowing costs remained elevated amid persistent inflation, which weighed on valuations for multi-family residential REITs.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	S&P Total Market Index	Cohen & Steers Realty Majors Index
May 16	$10,218	$10,179	$10,220
Jun 16	$10,906	$10,199	$10,914
Jul 16	$11,261	$10,605	$11,273
Aug 16	$10,818	$10,633	$10,831
Sep 16	$10,640	$10,653	$10,657
Oct 16	$10,024	$10,419	$10,040
Nov 16	$9,799	$10,882	$9,816
Dec 16	$10,262	$11,094	$10,284
Jan 17	$10,234	$11,309	$10,259
Feb 17	$10,604	$11,726	$10,633
Mar 17	$10,365	$11,736	$10,397
Apr 17	$10,358	$11,858	$10,392
May 17	$10,392	$11,979	$10,430
Jun 17	$10,589	$12,089	$10,631
Jul 17	$10,689	$12,317	$10,735
Aug 17	$10,683	$12,340	$10,731
Sep 17	$10,614	$12,641	$10,665
Oct 17	$10,520	$12,915	$10,573
Nov 17	$10,805	$13,307	$10,862
Dec 17	$10,770	$13,441	$10,831
Jan 18	$10,349	$14,154	$10,410
Feb 18	$9,610	$13,630	$9,668
Mar 18	$10,009	$13,360	$10,072
Apr 18	$10,081	$13,408	$10,148
May 18	$10,334	$13,786	$10,406
Jun 18	$10,802	$13,877	$10,880
Jul 18	$10,902	$14,342	$10,985
Aug 18	$11,203	$14,840	$11,291
Sep 18	$10,913	$14,864	$11,002
Oct 18	$10,751	$13,763	$10,841
Nov 18	$11,359	$14,038	$11,459
Dec 18	$10,506	$12,729	$10,601
Jan 19	$11,629	$13,825	$11,737
Feb 19	$11,784	$14,311	$11,896
Mar 19	$12,289	$14,517	$12,409
Apr 19	$12,268	$15,095	$12,392
May 19	$12,401	$14,120	$12,530
Jun 19	$12,532	$15,110	$12,666
Jul 19	$12,720	$15,332	$12,860
Aug 19	$13,251	$15,023	$13,400
Sep 19	$13,416	$15,282	$13,571
Oct 19	$13,389	$15,606	$13,548
Nov 19	$13,175	$16,197	$13,334
Dec 19	$13,183	$16,663	$13,347
Jan 20	$13,357	$16,642	$13,526
Feb 20	$12,460	$15,280	$12,622
Mar 20	$10,397	$13,170	$10,536
Apr 20	$11,274	$14,916	$11,429
May 20	$11,368	$15,717	$11,538
Jun 20	$11,533	$16,079	$11,708
Jul 20	$12,027	$16,988	$12,212
Aug 20	$12,042	$18,208	$12,231
Sep 20	$11,715	$17,538	$11,902
Oct 20	$11,331	$17,165	$11,515
Nov 20	$12,214	$19,263	$12,417
Dec 20	$12,469	$20,127	$12,680
Jan 21	$12,418	$20,062	$12,632
Feb 21	$12,647	$20,704	$12,869
Mar 21	$13,431	$21,425	$13,669
Apr 21	$14,556	$22,525	$14,818
May 21	$14,726	$22,627	$14,995
Jun 21	$15,256	$23,201	$15,542
Jul 21	$16,001	$23,600	$16,304
Aug 21	$16,394	$24,275	$16,709
Sep 21	$15,325	$23,173	$15,624
Oct 21	$16,481	$24,730	$16,805
Nov 21	$16,340	$24,365	$16,668
Dec 21	$17,955	$25,291	$18,320
Jan 22	$16,413	$23,772	$16,752
Feb 22	$15,598	$23,175	$15,923
Mar 22	$16,808	$23,926	$17,164
Apr 22	$16,205	$21,768	$16,552
May 22	$15,428	$21,724	$15,763
Jun 22	$14,436	$19,897	$14,754
Jul 22	$15,624	$21,764	$15,973
Aug 22	$14,712	$20,942	$15,045
Sep 22	$12,866	$18,989	$13,161
Oct 22	$13,096	$20,539	$13,400
Nov 22	$13,943	$21,623	$14,270
Dec 22	$13,269	$20,352	$13,584
Jan 23	$14,556	$21,771	$14,906
Feb 23	$13,674	$21,267	$14,006
Mar 23	$13,512	$21,826	$13,846
Apr 23	$13,562	$22,045	$13,900
May 23	$12,920	$22,141	$13,246
Jun 23	$13,580	$23,658	$13,926
Jul 23	$13,795	$24,510	$14,151
Aug 23	$13,319	$24,030	$13,666
Sep 23	$12,397	$22,880	$12,724
Oct 23	$12,069	$22,264	$12,392
Nov 23	$13,567	$24,353	$13,935
Dec 23	$14,646	$25,656	$15,047
Jan 24	$13,985	$25,939	$14,373
Feb 24	$14,290	$27,349	$14,692
Mar 24	$14,461	$28,233	$14,871
Apr 24	$13,332	$26,988	$13,714
May 24	$14,057	$28,269	$14,467
Jun 24	$14,429	$29,147	$14,853
Jul 24	$15,286	$29,683	$15,740
Aug 24	$16,259	$30,319	$16,746
Sep 24	$16,738	$30,943	$17,244
Oct 24	$16,161	$30,722	$16,655
Nov 24	$16,794	$32,769	$17,312
Dec 24	$15,422	$31,781	$15,902
Jan 25	$15,531	$32,755	$16,018
Feb 25	$16,214	$32,136	$16,728
Mar 25	$15,827	$30,233	$16,333
Apr 25	$15,711	$30,026	$16,218
May 25	$15,904	$31,949	$16,420
Jun 25	$15,829	$33,586	$16,347
Jul 25	$15,587	$34,352	$16,101
Aug 25	$15,951	$35,132	$16,481
Sep 25	$16,051	$36,345	$16,590
Oct 25	$15,761	$37,145	$16,296
Nov 25	$16,017	$37,203	$16,564
Dec 25	$15,721	$37,201	$16,262
Jan 26	$16,129	$37,781	$16,690
Feb 26	$17,420	$37,574	$18,030
Mar 26	$16,356	$35,719	$16,934
Apr 26	$17,931	$39,443	$18,571

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	14.13%	4.26%	6.01%
S&P Total Market Index...
	31.37	11.86	14.71
Cohen & Steers Realty Majors Index...
	14.51	4.62	6.39

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 2,110,764,816
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 6,185,118
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$2,110,764,816
Number of Portfolio Holdings...
32
Net Investment Advisory Fees...
$6,185,118
Portfolio Turnover Rate...
17%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Specialized REITs...
44.5%
Residential REITs...
16.6
Retail REITs...
14.7
Health Care REITs...
12.3
Industrial REITs...
9.1
Hotel & Resort REITs...
1.7
Office REITs...
1.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Equinix, Inc...
9.3%
Welltower, Inc...
8.2
Prologis, Inc...
7.7
American Tower Corp...
7.5
Simon Property Group, Inc...
5.8
Digital Realty Trust, Inc...
4.9
Public Storage...
4.6
Realty Income Corp...
4.2
Ventas, Inc...
4.1
Crown Castle, Inc...
3.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]